DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2012
Entity Registrant Name	Cogo Group, Inc.
Entity Central Index Key	0001519380
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	cogo
Entity Common Stock Shares Outstanding	33,560,467
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes